Discontinued Operations - Income Statement Disclosure (Details) - Citrus Lane - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 11,530	$ 6,001
Cost of revenue	11,849	6,882
Operating expenses:
Selling and marketing	2,229	2,017
Research and development	904	768
General and administrative	2,698	2,764
Impairment of goodwill and intangible assets	8,766	36,227
Depreciation and amortization	99	76
Operating loss	(15,015)	(42,733)
Other expense, net	30	0
Loss from discontinued operations before income taxes	(15,045)	(42,733)
Loss on disposal of assets before income taxes	(2,071)	0
Provision for income tax	0	0
Operating loss	$ (17,116)	$ (42,733)